DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	$ 1,273,723
Deferred charges, beginning balance	(11,378)	$ (8,539)	$ (8,278)
Total, beginning balance	1,262,345	1,045,483	1,113,870
Loan repayments	(417,217)	(628,900)	(390,138)
Repayment of debt issuance cost	0	0	0
Loan draw downs	275,000	848,601	322,012
Proceeds from debt issuance cost	0	0	0
Capitalization of debt issuance cost, net of amortization		(2,839)	(261)
Capitalized financing fees and expenses	(2,890)
Amortization of debt issuance cost	3,618	2,677	2,778
Long term debt, ending balance	1,131,506	1,273,723
Deferred charges, ending balance	(10,650)	(11,378)	(8,539)
Total, ending balance	1,120,856	1,262,345	1,045,483
Secured Debt
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	1,273,723	1,054,022	1,122,148
Loan repayments	(417,217)	(628,900)	(390,138)
Loan draw downs	275,000	848,601	322,012
Long term debt, ending balance	$ 1,131,506	$ 1,273,723	$ 1,054,022